Other Income (Expense), Net (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended
	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Dec. 31, 2022	Sep. 30, 2023
Other Income (Expense), Net [Line Items]
Other income	$ 0.3	$ 0.0	$ 0.7	$ 1.4	$ 1.4
Other expense related parties	30.7
Related Party [Member]
Other Income (Expense), Net [Line Items]
Other income			0.3
Other expense related parties	$ 5.9		$ 5.9